Six Circles Managed Equity Portfolio International Unconstrained Fund Expense Example - Six Circles Managed Equity Portfolio International Unconstrained Fund - Six Circles Managed Equity Portfolio International Unconstrained Fund
Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	76
Expense Example, with Redemption, 5 Years	148
Expense Example, with Redemption, 10 Years	$ 361